SCHEDULE H, LINE 4(I) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4(I) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
PINNACLE FINANCIAL PARTNERS, INC. 401(k) PLAN
SCHEDULE H, LINE 4(I) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025
EIN #62-1829917
Plan #001

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(d) Cost	(e) Current Value
	Investments:
*	Pinnacle Financial Partners, Inc.	Common Stock	**	$94,746,971
	Mutual Funds:
*	American Funds	2010 Target Date Fund R6	**	1,567,675
*	American Funds	2015 Target Date Fund R6	**	3,507,076
*	American Funds	2020 Target Date Fund R6	**	8,813,196
*	American Funds	2025 Target Date Fund R6	**	31,342,184
*	American Funds	2030 Target Date Fund R6	**	43,801,105
*	American Funds	2035 Target Date Fund R6	**	48,344,233
*	American Funds	2040 Target Date Fund R6	**	51,988,328
*	American Funds	2045 Target Date Fund R6	**	46,604,761
*	American Funds	2050 Target Date Fund R6	**	28,483,596
*	American Funds	2055 Target Date Fund R6	**	13,632,338
*	American Funds	2060 Target Date Fund R6	**	4,375,073
*	American Funds	2065 Target Date Fund R6	**	2,060,982
*	American Funds	2070 Target Date Fund R6	**	245,425
*	American Funds	US Gov't Money Market R6	**	24,925,357
*	American Funds	New Perspective R6	**	4,323,831
*	American Funds	New World Fund R6	**	2,706,408
*	American Funds	American Mutual R6	**	5,398,667
*	American Funds	American Balanced R6	**	28,524,811
*	American Funds	Bond Fund of America R6	**	9,050,181
	Cohen & Steers	Real Estate Securities Z	**	1,203,231
	DFA	Large Cap International I	**	10,840,699
	Fidelity	500 Index	**	26,457,590
	Hartford	Global Impact R6	**	4,523,135
	JPMorgan	Large Cap Growth R6	**	17,319,897
	Victory Sycamore	Established Value R6	**	9,429,988
	Vanguard	Growth Index- Admiral	**	48,409,971
	Vanguard	Small Cap Value Index Admiral	**	5,999,827
	Vanguard	Value Index - Admiral	**	11,789,761
	PIMCO	Int Bond (USD-Hedged) Inst	**	2,080,495
	Putnam	Small Cap Growth R6	**	6,291,016
	T. Rowe Price	U.S. Equity Research I	**	18,855,481
	Collective Trust Funds:
	Great Gray	EuroPacific Growth Trust R1	**	8,169,653
	Great Gray	Mid Cap Growth Fund III R1	**	4,108,666
				629,921,608
*	Participant loans	Notes, interest rate of between 3.25% and 8.50% due 1/2026 - 8/2055	-	7,670,409
	Total			$637,592,017
_____________________
* Party-in-interest to the Plan
** Not required for participant directed plans